Risk management - Schedule of regulatory capital alternative standard (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management [Abstract]
Common Equity Tier I	€ 79,800	€ 76,741	€ 74,202
Share capital	7,576	8,092	8,397	€ 8,670
(-) Treasure shares and own shares financed	(1,694)	(2,847)	(60)
Share Premium	40,079	44,373	46,273
Reserves	76,608	68,721	62,246
Other retained earnings	(38,617)	(35,038)	(37,439)
Minority interests	8,479	6,899	7,416
Profit net of dividends	9,431	8,307	7,684
Deductions	(22,061)	(21,766)	(20,315)
Goodwill and intangible assets	(15,957)	(17,220)	(17,182)
Others	(6,104)	(4,546)	(3,133)
Additional Tier I	10,371	9,002	8,831
Eligible instruments AT1	9,725	8,461	8,344
AT1-excesses-subsidiaries	645	541	487
Tier II	18,418	16,497	14,359
Eligible instruments T2	18,869	17,101	14,770
Excess IRB provision on PE	0	76	0
T2-excesses - subsidiaries	(450)	(680)	(411)
Total eligible capital	€ 108,589	€ 102,240	€ 97,392